Allstate Financial
Services, LLC
(SEC I.D. No. 8-36365)
Financial Statement as of
December 31, 2019 and Report of
Independent Registered Public Accounting Firm
File pursuant to Rule 17a-5(e)(3) under the Securities and Exchange Act of 1934 as a PUBLIC Document.
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UNITED STATES
SECURITIESANDEXCHANGECONNISSION
Washington, D.C. 20549
 ANNUAL AUDITED REPORT
SEC FILE NUMBER
36365
FORM X-17A-5
PART I l l
FACING PAGE
Information Required of Brokers and Dealers Pursuant to Section 17 of the Securities Exchange Act of 1934 and Rule 17a-5 Thereunder
REPORT FOR THE PERIOD BEGINNING01/01/19 AND ENDING12/31/19

 MM/DD/YY MM/DD/YY

A. REGISTRANT IDENTIFICATION

OFFICIAL USE ONLY

FIRM I.D. NO.
NAME OF BROKER-DEALER: Allstate Financial Services, LLC
ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use P.o. Box No.) 2920 South 84th Street

(No. and Street)
 Lincoln NE 68506

 (City) (State) (Zip code)
 AND TELEPHONE NIJIv1BER OF PERSON TO CONTACT IN REGARD TO THIS REPORT
Kenneth Prless 847-402-6666
 (Area Code Telephone Number)
B. ACCOUNTANT IDENTIFICATION
INDEPENDENT PUBLIC ACCOUNTANT whose opinion is contained in this Report* Deloitte & Touche LLP
(Name if individual, state last, first, middle name)
 111 S Wacker Drive Chicago IL 60606
 (Address) (City) (State) (Zip code)
CHECK ONE:
Certified Public Accountant
Public Accountant
Accountant not resident in United States or any of its possessions.
FOR OFFICIAL USE ONLY

Potential persons who are to respond to the collection of
Information contained In this form are not
 SEC 1410 (06-02) unless the form displays a currently valid OMB required control to respondnumber.
OATH OR AFFIRMATION
1, Mary K. Nelson , swear (or affirm) that, to the best of my knowledge and belief the accompanying financial statement and supporting schedules pertaining to the firm of
 Allstate Financial Servicest LLC as

of December 31 20 19 are true and correct. I further swear (or affirm) that neither the company nor any partner, proprietor, principal officer or director has any proprietary interest in any account classified solely as that of a customer, except as follows:

Notary Public
This report ** contains (check all applicable boxes):
(a) Facing Page.
(b) Statement of Financial Condition.
(c) Statement of Income (Loss).
(d) Statement of Changes in Financial Condition.
Statement of Changes in Stockholders' Equity or Partners' or Sole Proprietors' Capital.
(O Statement of Changes in Liabilities Subordinated to Claims of Creditors. Computation of Net Capital.
(h) Computation for Determination of Reserve Requirements Pursuant to Rule 15c3-3.
(i) Information Relating to the Possession or Control Requirements Under Rule 1503-3.
(j) A Reconciliation, including appropriate explanation of the Computation ofNet Capital Under Rule 1503-1 and the Computation for Determination of the Reserve Requirements Under Exhibit A of Rule 15c3*3.
  A Reconciliation between the audited and unaudited Statements of Financial Condition with respect to methods of consolidation.
[71 (1) An Oath or Affirmation.
(m) A copy of the SIPC Supplemental Repol't.
(n) A report describing any material inadequacies found to exist or found to have existed since the date ofthe previous audit.
**For conditions ofconfidential treatment of certain portions of this filing, see section 240.17a-5(e)(3).
ALLSTATE FINANCIAL SERVICES, LLC
TABLE OF CONTENTS
Page
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 1
FINANCIAL STATEMENT AS OF DECEMBER 31, 2019:
Statement of Financial Condition 2
Notes to Financial Statement 3-7

Deloitte
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Managers and the Member of
Allstate Financial Services, LLC Lincoln, Nebraska
Opinion on the Financial Statement
Deloitte & Touche LLP 111 S. Wacker Drive
Chicago, IL 60606 USA
Tel: 1 312 486 1000 Fax: 1 312 486 1486 www.deloitte.com

We have audited the accompanying statement of financial condition of Allstate Financial Services, LLC (the "Company") as of December 31, 2019, and the related notes (collectively referred to as the "financial statement"). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion, ccp
Chicago, Illinois
February 28, 2020
We have served as the Company's auditor since 2000.

ALLSTATE FINANCIAL SERVICES, LLC
STATEIWENT OF FNANCIAL CONDITION AS OF DECEMBER 31, 2019

ASSETS:
INVESTMENTS
Fixed income securities at fair value (amortized cost $4,991 , 757)
Short-term investments at fair value (amortized cost $5,890,933)
Total investments 10,921,529
Cash and cash equivalents
Comtnissions receivable (net of allowance of $5,253)
Deferred income taxes 90,430
Receivable from affiliates 429,829
Other assets
TOTAL ASSETS
LIABILITIES AND MEMBER'S EQUITY
LIABILITIES:
Commissions payable
Payable to affiliates
Accounts payable and accrued expenses
Income taxes payable to affiliate
Total liabilities
NEMBER'S EQUITY
TOTAL LIABILITIES AND IWMBER'S EQUITY
See notes to financial statement.
ALLSTATE FINANCIAL SERVICES, LLC
NOTES TO FNANCIAL STATEMENT DECEMBER 31, 2019

1. GENERAL
Basis of presentation - The accompanying financial statement includes the accounts of Allstate Financial Services, LLC (the "Company"), a limited liability company wholly owned by Allstate Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Holdings ("Allstate Holdings"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). The Statement of Financial Condition has been prepared in conformity with accounting principles generally accepted in the United States ofAmerica ("GAAP"). The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.
Use of estimates - The preparation of the financial statelnent in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statement and accompanying notes. Actual results could differ from those estimates.
Nature of operations - The Company, a Delaware limited liability company, is a broker-dealer registered with the Securities and Exchange Commission ("SEC") and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").
The Company is a non-clearing broker-dealer and offers and sells mutual funds and variable annuities issued by unaffiliated providers, variable life contracts issued by affiliated and unaffiliated insurers, and accepts additional deposits on deferred annuity contracts issued by affiliated insurers. These products are sold by independent and exclusive Allstate Agencies registered with the Company and affiliated with the Corporation. Allstate Agencies are authorized to sell products issued by affiliated and unaffiliated providers in all 50 states and the District of Columbia. Transactions are cleared on a fully disclosed basis through a third party broker-dealer. The Company derives revenue from commission income and pays commissions to these Allstate Agencies and incurs other expenses associated with Company operations.
Regulation - The SEC has adopted a best interest standard that has a compliance effective date of June 30, 2020 and applies to recommendations of securities products to retail customers. Certain other state and federal regulators are considering or have implemented best interest or fiduciary standards. Such standards could impact products provided by Allstate Agencies, their sales processes, sales volume, and producer compensation arrangements.
Subsequent events - Subsequent events were evaluated through February 28, 2020, the date the financial statement was issued.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments - Fixed income securities include bonds and are carried at fair value. Short-term investments consist of U.S. Treasmy bills and are carried at fair value.
Cash and cash equivalents - Cash equivalents include highly liquid investments with original maturities of less than ninety days.
Commission refunds - The Company recognizes an allowance for uncollectible commission receivables due from product providers and reports the amount net with commission receivables on the Statement of Financial Condition. The allowance for uncollectible commission receivables was $5,253 as of December 3 1, 2019.
For variable life contracts, annualized commission revenues issued by affiliated and unaffiliated product providers and annualized commission expenses payable to the Allstate Agencies are recognized as earned. Upon cancellation ofa variable life contract in the first year, the Company must refund a pro-rata portion ofthe annualized commission revenue to the product providers. The commission revenue refund is not predicated on recovering the commission expense paid to the Allstate Agencies. The Company estimates its commission revenue refund liability for policy cancellations based on historical variable life persistency rates, agent compensation rates and agent termination rates. As of December 3 1, 2019, a refund liability of $54,890 was recorded as a component of accounts payable and accrued expenses in the Statement of Financial Condition.
Commission refunds are due from Allstate Agencies on deferred and variable annuity and variable life contracts that are canceled or unsettled. As of December 3 1, 2019, gross commission refunds receivable totaled $193,089 and are included in other assets on the Statement of Financial Condition. The Company records a provision for uncollectible commission refunds receivable from Allstate Agencies based on the contractual relationship between the agencies and the Company, historical recovery rates and the period oftime that the amount has been due. The provision for uncollectible commission refunds receivable from Allstate Agencies as of December 3 1, 2019 was $139,325 and is recorded in other assets on the Statement of Financial Condition.
Commissions payable - Allstate Agencies qualify for a bonus based on their sales production relative to the size oftheir agencies. Bonuses are accrued and paid to Allstate Agencies for certain deposits to mutual funds, variable annuity and variable life contracts. As ofDecember 3 1, 2019, the bonus accrual balance of$5,082,466 is included in commissions payable on the Statement of Financial Condition.
Income taxes - The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based upon the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.
Pending Accounting Standards
Measurement of credit losses on financial instruments - In June 2016, the Financial Accounting Standards Board issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective ofthe expected credit loss model is for a reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance that when deducted from the amortized cost basis of the related financial assets results in a net carrying value at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The guidance is effective for reporting periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income.
The Company's implementation activities, which are being finalized, include review and validation of data inputs and assumptions to be used to estimate expected credit losses. The implementation evaluation relates primarily to commissions receivable from unaffiliated providers and amounts on deposit with clearing broker-dealers. After consideration of existing valuation allowances maintained prior to adoption of the new guidance, the Company does not expect to recognize a material impact to the Statement of Financial Condition.
3. FAIR VALUE OF ASSETS AND LIABILITIES
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statement of Financial Condition at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:
(a) Quoted prices for similar assets or liabilities in active markets; or
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market panicipants would use in valuing the assets and liabilities.
In determining fair value, the Company used the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the repotting period consist of U.S. Treasury fixed income securities and short-term U.S. Treasury bills that have daily quoted prices for identical assets in active markets that the Company can access and are categorized as Level 1 as of December 3 1, 2019.
The Company held $5,030,175 of U.S. Treasury fixed income securities and $5,891,354 of short-term U.S. Treasury bills. There were no transfers between levels in 2019.
The fair value of all other financial assets and liabilities approximates their carrying value as they are short-term in nature.
4. NET CAPITAL REQUIREMENTS
As a registered broker-dealer, the Company is subject to the Alternative Standard promulgated under the SEC Uniform Net Capital Rule 15c3- I (the "Rule"), which requires the maintenance ofminimum net capital, as defined under the Rule, equivalent to the greater of $250,000 or 2% of aggregate customer debits, as defined under the Rule.
As of December 31, 2019, the Company had net capital, as defined under the Rule, of $10,805,722, which was  in excess of required net capital of $250,000. The Company did not have any aggregate customer debits, as defined under the Rule.
5. NCOME TAXES
As a limited liability company, the Company's 2019 income will be reported on Allstate's income tax return as the Company's sole member. Allstate will join the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is a party to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company will settle its share ofAllstate's 2019 tax liability or benefit with Allstate. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.
In 2020, the Internal Revenue Service ("IRS") is expected to complete their audit of the Allstate Group's 2015 and 2016 federal income tax returns and begin the 2017 and 2018 tax year examinations. The 2013 and 2014 federal income tax return audit is complete through the exam phase and is expected to be finalized in 2020. Any adjustments that may result from IRS examinations of the Allstate Group's tax return are not expected to have a material effect on the financial statements.
The Company had no liability for unrecognized tax benefits as of December 31, 2019 and believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
The components of the deferred income tax assets/(liabilities) as of December 31, 2019 are as follows:
Commission Refunds   41,888
Contingent Liabilities  56,699

 Total Deferred Tax Assets 98,587

Unrealized (Gain)/Loss (8,157)

 Total Deferred Tax Liabilities (8,157)

 Net Deferred Tax Assets
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved in the consolidated tax return.
6. RELATED-PARTY TRANSACTIONS
Commission income - The Company receives commission income on the sale of deferred and variable annuity and variable life contracts from Allstate Life Insurance Company ("Allstate Life"), Allstate Insurance Company of New York ("ALNY"), and Allstate Assurance Company ("AAC"). As of December 3 1, 2019, $435,610 was recorded as a receivable from affiliates.
Fee income - The Company has a marketing coordination and administrative services agreement and a master services and expense agreement with Allstate. As part of these agreements, the Company receives fee income for administrative and supervisory services relating to the sale of financial products by Allstate Agencies. As of December 31, 2019, $113,495 was owed to the Company from affiliates.
Expenses - The Company uses services performed by Allstate and other affliates, and business facilities owned or leased and operated by Allstate in conducting its business activities. In addition, the Company shares the services of employees with Allstate. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. As of December 31, 2019, $1,772,220 was payable for these expenses and is included as payable to affiliates on the Statement of Financial Condition.
Other - Allstate serves as the primary paymaster for several of its subsidiaries and affiliates, including the Company. In addition, certain affiliates of Allstate make payments on behalf of the Company. Disbursements made by Allstate and its affiliates on behalf of the Company include commission payments to Allstate Agencies, employee compensation and related expenses, and goods and services provided by external vendors. The Company settles related patty transactions with Allstate and its affiliates monthly, on a one-month lag. As of December 3 1, 2019, $5,571,568 was recorded as a payable to affiliates related to these transactions.
Return of capital - On May 30, 2019 the Company completed a return of capital transaction of $8,000,000 to Allstate.
7. coNMITIWNTS AND CONTNGENT LIABILITIES
The Company's agreement with its clearing broker contains a clause that indemnifies the clearing broker from losses on transactions in which the customer fails to satisfy its terms. The Company's liability under these agreements is not determinable until such transactions occur. Upon occurrence, these transactions are settled immediately. As a result, no contingent liability is accrued for these transactions. Historically, the company has not made material payments pursuant to this agreement.
The Company reviews its lawsuits, regulatory inquiries, and other legal proceedings on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes accruals for such matters at management's best estimate when the Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company does not establish accruals for such matters when the Company does not believe both that it is probable that a loss has been incurred and the amount ofthe loss can be reasonably estimated. The Company's assessment ofwhether a loss is reasonably possible or probable is based on its assessment of the ultimate outcome of the matter following all appeals. The Company does not include potential recoveries in its estimates of reasonably possible or probable losses. Legal fees are expensed as incurred.
The Company continues to monitor its lawsuits, regulatory inquiries, and other legal proceedings for further developments that would make the loss contingency both probable and estimable, and accordingly accruable, or that could affect the amount of accruals that have been previously established. There may continue to be exposure to loss in excess of any amount accrued. Disclosure of the nature and amount of an accrual is made when there have been sufficient legal and factual developments such that the Company's ability to resolve the matter would not be impaired by the disclosure of the amount of accrual.